SIGNIFICANT ACCOUNTING POLICIES - Useful life (Details)	12 Months Ended
Dec. 31, 2019
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years